NET INCOME(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
NET INCOME(LOSS) PER SHARE
Schedule of the Calculation of net loss per share

	For the years ended December 31,
	2020	2021	2022

Numerator:
Net income (loss) attributable to AirNet Technology Inc.’s ordinary shareholders	$7,527	$(17,335)	$(13,335)

Denominator:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share
Basic and diluted (i)	3,144,890	4,390,703	7,803,348
Weighted average shares used in calculating (loss) income per ADS
Basic and diluted	3,144,890	4,390,703	7,803,348

Net income (loss) per ordinary share
Basic and diluted	$2.39	$(3.95)	$(1.71)

Net income (loss) per ADS (ii)
Basic and diluted	$2.39	$(3.95)	$(1.71)